PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Aug. 31, 2024	Aug. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation	$ 50,074	$ 137,106	$ 251,878	$ 132,170